Related party transactions (Tables)	12 Months Ended
Mar. 31, 2017
Related party transactions
Schedule of related party transactions

		Year ended March 31,
	Note	2015	2016	2017	2017
		RMB	RMB	RMB	US$

Rental of properties	(i)	1,440	1,440	—	—
Raw material purchase	(ii)	15,683	37,556	36,405	5,289
Consultancy expenses	(iii)	1,984	4,078	4,337	630
Interest expenses	14	40,008	78,014	113,993	16,561
License fee	(iv)	321	317	—	—
Consultancy income	(v)	—	—	16,786	2,439
Data access income	(vi)	—	—	26,316	3,823

		March 31,
	Note	2016	2017	2017
		RMB	RMB	US$

Current liability:
Amounts due to related parties	(i), (ii) & 14	53,255	4,679	680

Notes:

(i)

During the years ended March 31, 2015 and 2016, Beijing Jingjing Medical Equipment Co., Ltd. (“Beijing Jingjing”), a subsidiary of GMHL, leased a property to the Group under an operating lease. The monthly rental was RMB120 and does not include contingent rentals. The lease was terminated on April 1, 2016 and therefore, no rental expense was incurred during the year ended March 31, 2017.

(ii)

During the years ended March 31, 2015, 2016 and 2017, the Group purchased raw materials from China Bright Group Co. Limited, a subsidiary of GMHL, for an amount of RMB15,683, RMB37,556 and RMB36,405 (US$5,289), respectively.

(iii)

During the years ended March 31, 2015, 2016 and 2017, consultancy services were provided by Golden Meditech (S) Pte Ltd., a subsidiary of GMHL, to the Group for an amount of RMB1,984, RMB4,078 and RMB4,337 (US$630), respectively.

(iv)

During the year ended March 31, 2015 and the period from April 1, 2015 to October 30, 2015, CGL charged the Group a license fee for an amount of RMB321 and RMB317, respectively. Since October 30, 2015, CGL was no longer a related party of the Group.

(v)

During the year ended March 31, 2017, the Company performed a consultation service related to the usage of cord blood processing devices and consumables and recorded RMB16,786 (US$2,439) as a reduction of direct costs. GMHL is a distributor of such devices and consumables in the PRC and the Company is a customer of GMHL. Since the consideration of the consultation service cannot be sufficiently separated from the Company’s purchases of such devices and consumables and the fair value of the benefit provided for cannot be reasonably estimated either, the consideration received from GMHL was recorded as a reduction of direct costs as associated cord blood processing devices and consumables which the Company purchased from GMHL were consumed and included in direct costs.

(vi)

During the year ended March 31, 2017, the Company entered into a collaboration agreement with GMHL. Utilizing the Company’s existing donated cord blood samples resources, the Company provided GMHL with exclusive access to certain data derived from a small portion of donated cord blood samples and has no further obligation to GMHL, in return for a fee of RMB26,316 (US$3,823).